Schedule of bonds and securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Bonds and securities	R$ 361,058	R$ 300,530
Bonds and securities, current	16,121	1,465
Bonds and securities, noncurrent	R$ 344,937	299,065
Quotas In Funds [Member]
IfrsStatementLineItems [Line Items]
Index	CDI
Bonds and securities	R$ 284,852	237,141
Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Index	82% to 101% of CDI
Bonds and securities	R$ 61,635	62,638
Financial Treasury Bonds [Member]
IfrsStatementLineItems [Line Items]
Index	Selic
Bonds and securities	R$ (0)	751
National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Index	10.92% p.y.
Bonds and securities	R$ 14,571	R$ (0)